Inventories (Tables)	9 Months Ended
Jun. 30, 2025
Disclosure Of Inventories [Abstract]
Summary of Inventories

	June 30, 2025	September 30, 2024
Raw materials	73,000	61,693
Work in progress	67,670	49,398
Finished goods	531,783	513,716
Inventories	672,453	624,807